Label	Element	Value
UBS RMA Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001060517_SupplementTextBlock

UBS Money Series

Prospectus Supplement

Supplement to the Prospectus dated August 28, 2017

Includes:

•	UBS RMA Government Money Market Fund

January 2, 2018

Dear Investor:

The purpose of this supplement is to update certain information contained in the Prospectus for UBS RMA Government Money Market Fund (the “fund”) regarding certain program account fees associated with investments in the fund.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS RMA Government Money Market Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective in 2018, UBS Financial Services Inc. is changing certain program account fees. As a result, the shareholder fee table included on page 3 of the “Fund summary” section in the Prospectus is revised as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

UBS Financial Services Inc. may charge other account fees for certain other features offered through its programs. Please contact your Financial Advisor for more information, including the timing of the assessment of any applicable fee to your account.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

UBS RMA Government Money Market Fund | UBS RMA Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee - UBS Financial Services Inc. RMA Program	ck0001060517_Component1AccountFee	$ 175
Maximum account fee - UBS Financial Services Inc. Business Services Account BSA Program	ck0001060517_Component2AccountFee	175
Maximum account fee - UBS Financial Services Inc. Basic Investment Account Program	ck0001060517_Component3AccountFee	$ 100